Business Segment and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
	(in thousands)		(in thousands)
Ireland	$500,972	$363,730	$868,330	$671,851
Rest of Europe	428,393	118,579	884,458	238,933
U.S.	894,016	313,113	1,864,645	665,609
Rest of World	111,812	75,733	219,524	152,960

Total	$1,935,193	$871,155	$3,836,957	$1,729,353

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
	(in thousands)		(in thousands)
Ireland *	$55,544	$85,736	$65,418	$174,648
Rest of Europe	59,173	8,794	118,682	16,404
U.S.	53,321	12,470	113,789	25,707
Rest of World	9,751	5,872	50,239	12,127

Total	$177,789	$112,872	$348,128	$228,886
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger.
Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	June 30, 2022	December 31, 2021
	(in thousands)
Ireland	$121,020	$118,253
Rest of Europe	97,600	121,174
U.S.	208,479	239,828
Rest of World	46,428	55,312

Total	$473,527	$534,567